Cover Page	12 Months Ended
Mar. 31, 2022 shares
Document Information [Line Items]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Mar. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Registrant Name	SIFY TECHNOLOGIES LTD
Entity Central Index Key	0001094324
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Trading Symbol	SIFY
Entity Common Stock, Shares Outstanding	182,742,369
Entity Shell Company	false
Entity Emerging Growth Company	false
Entity Interactive Data Current	Yes
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Title of 12(b) Security	American Depository Shares, each represented by One Equity Share, par value ₹ 10 per share
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	true
Auditor Name	Manohar Chowdhry & Associates
Auditor Firm ID	5341
Auditor Location	Chennai, India
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600 113
Entity File Number	000-27663
Entity Incorporation, State or Country Code	K7
Document Accounting Standard	International Financial Reporting Standards
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	M.P.Vijay Kumar
Contact Personnel Email Address	vijaykumar.mp@sifycorp.com
Entity Address, Address Line One	TIDEL Park, 2nd Floor
Entity Address, Address Line Two	4, Rajiv Gandhi Salai
Entity Address, Address Line Three	Taramani
Entity Address, City or Town	Chennai
Entity Address, Country	IN
Entity Address, Postal Zip Code	600113
City Area Code	91
Local Phone Number	44-2254-0770